Loans, allowance for loan losses and credit quality - Impaired loans details (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Recorded investment
Recorded investment, with a specific allowance	SFr 1,795		SFr 2,085
Recorded investment, without specific allowance	445		387
Gross impaired loans	2,240	SFr 2,211	2,472
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,711		1,996
Unpaid principal balance, without specific allowance	445		387
Unpaid principal balance	2,156		2,383
Associated specific allowance	712		700
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,298		1,488
Recorded investment, without specific allowance	335		322
Gross impaired loans	1,633		1,810
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,258		1,445
Unpaid principal balance, without specific allowance	335		322
Unpaid principal balance	1,593		1,767
Associated specific allowance	540		528
Real estate
Recorded investment
Recorded investment, with a specific allowance	68		65
Recorded investment, without specific allowance	43		21
Gross impaired loans	111		86
Unpaid principal balance
Unpaid principal balance, with a specific allowance	62		59
Unpaid principal balance, without specific allowance	43		21
Associated specific allowance	10		10
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	1,150		1,283
Recorded investment, without specific allowance	292		296
Gross impaired loans	1,442		1,579
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,120		1,250
Unpaid principal balance, without specific allowance	292		296
Associated specific allowance	488		472
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	74		126
Recorded investment, without specific allowance	0		5
Gross impaired loans	74		131
Unpaid principal balance
Unpaid principal balance, with a specific allowance	71		122
Unpaid principal balance, without specific allowance	0		5
Associated specific allowance	42		46
Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	6		14
Gross impaired loans	6		14
Unpaid principal balance
Unpaid principal balance, with a specific allowance	5		14
Associated specific allowance	0		0
Consumer
Recorded investment
Recorded investment, with a specific allowance	497		597
Recorded investment, without specific allowance	110		65
Gross impaired loans	607		662
Unpaid principal balance
Unpaid principal balance, with a specific allowance	453		551
Unpaid principal balance, without specific allowance	110		65
Unpaid principal balance	563		616
Associated specific allowance	172		172
Mortgages
Recorded investment
Recorded investment, with a specific allowance	218		211
Recorded investment, without specific allowance	105		43
Gross impaired loans	323		254
Unpaid principal balance
Unpaid principal balance, with a specific allowance	204		198
Unpaid principal balance, without specific allowance	105		43
Associated specific allowance	33		21
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	117		209
Recorded investment, without specific allowance	3		14
Gross impaired loans	120		223
Unpaid principal balance
Unpaid principal balance, with a specific allowance	106		193
Unpaid principal balance, without specific allowance	3		14
Associated specific allowance	45		54
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	162		177
Recorded investment, without specific allowance	2		8
Gross impaired loans	164		185
Unpaid principal balance
Unpaid principal balance, with a specific allowance	143		160
Unpaid principal balance, without specific allowance	2		8
Associated specific allowance	94		97
Bank
Recorded investment
Recorded investment, with a specific allowance	1,783		2,073
Recorded investment, without specific allowance	445		387
Gross impaired loans	2,228		2,460
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,700		1,985
Unpaid principal balance, without specific allowance	445		387
Unpaid principal balance	2,145		2,372
Associated specific allowance	711		699
Bank | Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,286		1,476
Recorded investment, without specific allowance	335		322
Gross impaired loans	1,621		1,798
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,247		1,434
Unpaid principal balance, without specific allowance	335		322
Unpaid principal balance	1,582		1,756
Associated specific allowance	539		527
Bank | Real estate
Recorded investment
Recorded investment, with a specific allowance	68		65
Recorded investment, without specific allowance	43		21
Gross impaired loans	111		86
Unpaid principal balance
Unpaid principal balance, with a specific allowance	62		59
Unpaid principal balance, without specific allowance	43		21
Associated specific allowance	10		10
Bank | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	1,138		1,271
Recorded investment, without specific allowance	292		296
Gross impaired loans	1,430		1,567
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,109		1,239
Unpaid principal balance, without specific allowance	292		296
Associated specific allowance	487		471
Bank | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	74		126
Recorded investment, without specific allowance	0		5
Gross impaired loans	74		131
Unpaid principal balance
Unpaid principal balance, with a specific allowance	71		122
Unpaid principal balance, without specific allowance	0		5
Associated specific allowance	42		46
Bank | Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	6		14
Gross impaired loans	6		14
Unpaid principal balance
Unpaid principal balance, with a specific allowance	5		14
Associated specific allowance	0		0
Bank | Consumer
Recorded investment
Recorded investment, with a specific allowance	497		597
Recorded investment, without specific allowance	110		65
Gross impaired loans	607		662
Unpaid principal balance
Unpaid principal balance, with a specific allowance	453		551
Unpaid principal balance, without specific allowance	110		65
Unpaid principal balance	563		616
Associated specific allowance	172		172
Bank | Mortgages
Recorded investment
Recorded investment, with a specific allowance	218		211
Recorded investment, without specific allowance	105		43
Gross impaired loans	323		254
Unpaid principal balance
Unpaid principal balance, with a specific allowance	204		198
Unpaid principal balance, without specific allowance	105		43
Associated specific allowance	33		21
Bank | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	117		209
Recorded investment, without specific allowance	3		14
Gross impaired loans	120		223
Unpaid principal balance
Unpaid principal balance, with a specific allowance	106		193
Unpaid principal balance, without specific allowance	3		14
Associated specific allowance	45		54
Bank | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	162		177
Recorded investment, without specific allowance	2		8
Gross impaired loans	164		185
Unpaid principal balance
Unpaid principal balance, with a specific allowance	143		160
Unpaid principal balance, without specific allowance	2		8
Associated specific allowance	SFr 94		SFr 97